INVESTMENTS - Available-for-sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 2,606	$ 2,444
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	139
Gross Unrealized Losses	388	11
Fair Value	2,218	2,572
Debt Securities, Available-for-Sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Due in one year or less	54
Due in years two through five	525
Due in years six through ten	917
Due after ten years	978
Subtotal	2,474
Amortized Cost	2,606
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less	53
Due in years two through five	502
Due in years six through ten	803
Due after ten years	748
Subtotal	2,106
Fair Value	2,218	2,572
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	184	302	$ 153
Gross gains on sales	0	8	5
Gross losses on sales	(8)	(4)	(4)
Net (increase) decrease in Allowance for Credit and Intent to Sell losses	0	0	0
Fixed Maturities - Credit Loss Impairments
Balance, beginning of period	2	2	2
Previously recognized impairments on securities that matured, paid, prepaid or sold	(2)	0	0
Recognized impairments on securities impaired to fair value this period	0	0	0
Credit losses recognized this period on securities for which credit losses were not previously recognized	0		0
Additional credit losses this period on securities previously impaired	0	0	0
Increases due to passage of time on previously recorded credit losses	0	0	0
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	0	0	0
Balance, end of period	0	2	$ 2
Corporate
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	2,417	2,237
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	135
Gross Unrealized Losses	359	10
Fair Value	2,058	2,362
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	2,058	2,362
U.S. Treasury, government and agency
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	14	66
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	1
Gross Unrealized Losses	0	1
Fair Value	14	66
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	14	66
States and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	43	31
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	3
Gross Unrealized Losses	9	0
Fair Value	34	34
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	34	34
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	8
Allowance for Credit Losses	0
Gross Unrealized Gains	0
Gross Unrealized Losses	2
Fair Value	6
Debt Securities, Available-for-Sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Without single maturity date	8
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Without single maturity date	6
Fair Value	6
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	43	30
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	2	0
Fair Value	41	30
Debt Securities, Available-for-Sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Without single maturity date	43
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Without single maturity date	41
Fair Value	41	30
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	81	80
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	16	0
Fair Value	65	80
Debt Securities, Available-for-Sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Without single maturity date	81
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Without single maturity date	65
Fair Value	$ 65	$ 80